SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting
The financial statements of the Plan are prepared using the accrual basis of accounting and in accordance with Generally Accepted Accounting Principles (GAAP) in the United States of America applicable to employee benefit plans subject to ERISA.
Use of Estimates
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures about contingent assets and liabilities as of the dates of the financial statements. Actual results may differ from these estimates.
Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan Administrator determines the Plan’s valuation policies utilizing information provided by the investment advisors and trustees. See Note 3 for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net Appreciation in Fair Value of Investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Contributions
Contributions from participants and the Company are recorded when the participant compensation is earned. Participant contributions are based on allowable percentages of compensation, as defined in the Plan. Company contributions are recorded in accordance with the Plan provisions.
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on an accrual basis. Loan fees are recorded as administrative expenses when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. If a participant ceases to make note repayments for any three-month period and the Plan Administrator deems the participant note to be in default, the participant note balance is reduced and a benefit payment is recorded based on the terms of the Plan document.
Payment of Benefits
Benefits are recorded when paid.
Administrative Expenses
Certain expenses of maintaining the Plan are paid directly by the Company and are excluded from these financial statements. Fees related to the administration of notes receivable from participants, brokerage account fees, and investment management services, including an annual participant administrative fee, are charged directly to the participant’s account and are included in Administrative Expenses on the Statement of Changes in Net Assets Available for Benefits.
Subsequent Events
Management evaluated the impact of events and transactions that occurred after December 31, 2025, up to June 12, 2026, the date these financial statements were issued, for potential recognition or disclosure in the financial statements.
Effective January 1, 2026, the Plan provisions were updated in alignment with the Secure 2.0 Act, a federal law enacted in 2022 to expand and modify retirement savings provisions, to require participants aged 50 or older with compensation in excess of $150,000 to make any catch‑up contributions as Roth deferrals and to permit enhanced catch‑up contributions for eligible participants aged 60 through 63.